UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeffrey T. Rauman, President,
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Shenkman Capital Floating Rate High Income Fund
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 CALIFORNIA RESOURCES CORPORATION                                                            Agenda Number:  935363717
--------------------------------------------------------------------------------------------------------------------------
        Security:  13057Q305
    Meeting Type:  Annual
    Meeting Date:  12-May-2021
          Ticker:  CRC
            ISIN:  US13057Q3056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Douglas E. Brooks                                         Mgmt          For                            For
       Tiffany (TJ) Thom Cepak                                   Mgmt          For                            For
       James N. Chapman                                          Mgmt          For                            For
       Mark A. (Mac) McFarland                                   Mgmt          For                            For
       Julio M. Quintana                                         Mgmt          For                            For
       William B. Roby                                           Mgmt          For                            For
       Andrew Bremner                                            Mgmt          For                            For

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as our independent registered public
       accounting firm for our fiscal year ending
       December 31, 2021.

3.     To approve, by non-binding vote, named                    Mgmt          For                            For
       executive officer compensation.

4.     To recommend, by non-binding vote, the                    Mgmt          1 Year                         For
       frequency of future advisory votes to
       approve named executive officer
       compensation.



Shenkman Capital Short Duration High Income Fund
--------------------------------------------------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President and Chief Executive Officer
Date                 08/09/2021